Segment Information (Segment Operating Information by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues		$ 600,672		$ 733,872		$ 835,576
Segment cost of revenues		(145,740)	[1]	(191,382)	[2]	(204,394)	[3]
Segment gross profit		454,932		542,490		631,182
SBC in cost of revenues	[4]	(17)		(191)		(277)
Gross profit		454,915		542,299		630,905
Operating expenses:
Product development		(279,686)	[1]	(258,746)	[2]	(264,959)	[3]
Sales and marketing		(213,423)	[1]	(225,352)	[2]	(182,522)	[3]
General and administrative		(48,425)	[1]	(54,326)	[2]	(77,651)	[3]
SBC in operating expenses	[4]	(691)		(4,748)		(8,301)
Total operating expenses		(542,225)		(543,172)		(533,433)
Operating profit/(loss)		(87,310)		(873)		97,472
Other income, net		35,746		17,643		29,416
Interest income		45,222		17,311		15,641
Interest expense		0		0		(7,500)
Exchange difference		692		6,524		(3,462)
Income/(loss) before income tax expense		(5,650)		40,605		131,567
Income tax expense		(60,420)		(57,946)		(62,296)
Net income/(loss) from continuing operations		(66,070)		(17,341)		69,271
Net income from discontinued operations		35,426		0		864,902
Net income/(loss)		(30,644)		(17,341)		934,173
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Revenues		116,228		141,586		186,606
Segment cost of revenues		(78,858)	[1]	(98,373)	[2]	(113,881)	[3]
Segment gross profit		37,370		43,213		72,725
SBC in cost of revenues	[4]	(7)		(47)		(1)
Gross profit		37,363		43,166		72,724
Operating expenses:
Product development		(127,038)	[1]	(120,431)	[2]	(113,186)	[3]
Sales and marketing		(174,526)	[1]	(167,837)	[2]	(126,126)	[3]
General and administrative		(25,045)	[1]	(32,494)	[2]	(36,949)	[3]
SBC in operating expenses	[4]	(89)		(630)		(804)
Total operating expenses		(326,698)		(321,392)		(277,065)
Operating profit/(loss)		(289,335)		(278,226)		(204,341)
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Revenues		484,709		592,286		648,970
Segment cost of revenues		(66,882)	[1]	(93,009)	[2]	(90,517)	[3]
Segment gross profit		417,827		499,277		558,453
SBC in cost of revenues	[4]	(10)		(144)		(276)
Gross profit		417,817		499,133		558,177
Operating expenses:
Product development		(152,911)	[1]	(138,315)	[2]	(151,773)	[3]
Sales and marketing		(38,899)	[1]	(57,515)	[2]	(56,396)	[3]
General and administrative		(23,380)	[1]	(21,832)	[2]	(40,702)	[3]
SBC in operating expenses	[4]	(602)		(4,118)		(7,497)
Total operating expenses		(215,792)		(221,780)		(256,368)
Operating profit/(loss)		202,025		277,353		301,809
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		(265)		0		0
Segment cost of revenues		0	[1]	0	[2]	4	[3]
Segment gross profit		(265)		0		4
SBC in cost of revenues	[4]	0		0		0
Gross profit		(265)		0		4
Operating expenses:
Product development		263	[1]	0	[2]	0	[3]
Sales and marketing		2	[1]	0	[2]	0	[3]
General and administrative		0	[1]	0	[2]	0	[3]
SBC in operating expenses	[4]	0		0		0
Total operating expenses		265		0		0
Operating profit/(loss)		$ 0		$ 0		$ 4

[1]	Total depreciation and amortization expenses of Sohu and Changyou were $18.8 million and $11.4 million, respectively, for the year ended December 31, 2023.
[2]	Total depreciation and amortization expenses of Sohu and Changyou were $19.8 million and $11.5 million, respectively, for the year ended December 31, 2022.
[3]	Total depreciation and amortization expenses of Sohu and Changyou were $23.4 million and $12.6 million, respectively, for the year ended December 31, 2021.
[4]	“SBC” stands for share-based compensation expense.